Investments - Schedule of unrealized and Realized Gains and Losses Equity Securities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Realized Investment Gains (Losses) [Abstract]
Net gains and (losses) recognized during the period on equity securities	¥ 8,958	¥ 1,959	¥ 2,148
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	467	477	(76)
Unrealized gains and (losses) recognized during the period on equity securities still held at December 31.	¥ 8,491	¥ 1,482	¥ 2,224